Income Taxes - Summary of Change in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 83,680	$ 81,223
Charged to costs and expenses	(75,407)	2,649
Charged to additional paid-in capital	(1,854)
Charged to retained earnings	1,010
Charged to other comprehensive income	(335)	(192)
Ending balance	$ 7,094	$ 83,680